Earnings per share (Details)		12 Months Ended
		Mar. 31, 2026 ₨ / shares shares	Mar. 31, 2026 $ / shares shares	Mar. 31, 2025 ₨ / shares shares	Mar. 31, 2024 ₨ / shares shares
Basic earnings per share [abstract]
Number of equity shares at the beginning of the year (excluding treasury shares)		832,003,105	832,003,105	832,642,375	830,783,660	[1]
Effect of treasury shares sold during the year		437,482	437,482	308,031	1,184,855	[1]
Weighted average number of equity shares – Basic		832,440,587	832,440,587	832,950,406	831,968,515	[1]
Earnings per share attributable to equity holders of the parent company | (per share)	[1]	₨ 51.48	$ 0.55	₨ 67.88	₨ 66.93	[2]

[1]	Earnings per share is computed after giving effect to 1:5 forward stock split effective October 28, 2024 for all periods presented. Refer to Note 19 of these consolidated financial statements for further details regarding such stock split.
[2]	Earnings per share is computed after giving effect to 1:5 forward stock split effective October 28, 2024 for all periods presented. Refer to Note 20 of these consolidated financial statements for further details regarding such stock split.